COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Contracts costs incurred plus estimated earnings	$ 887,037	$ 827,955
Less: Progress billings	(690,726)	(653,768)
Cost and estimated earnings in excess of billings	196,311	174,187
Less: Allowance for doubtful accounts	(6,383)	(8,850)	$ (5,839)	$ (2,362)
Cost and estimated earnings in excess of billings, Total	$ 189,928	$ 165,337